Interim Condensed Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 22,431	$ 17,238
Restricted cash	253	230
Accounts receivable	95	495
Inventories	1,430	1,304
Other current assets	475	436
Total current assets	24,684	19,703
Non-current Assets:
Operating lease - right of use asset	423	582
Fixed assets, net	263	312
Total non current assets	686	894
Total assets	25,370	20,597
Current liabilities
Trade accounts payables	77	107
Current operating lease liability	345	305
Other accounts payable	2,194	2,266
Total current liabilities	2,616	2,678
Non-current operating lease liability	60	217
Total liabilities	2,676	2,895
Shareholders’ equity
Ordinary shares
Additional paid in capital	125,043	114,372
Accumulated deficit	(102,349)	(96,670)
Total shareholders’ equity	22,694	17,702
Total liabilities and shareholders’ equity	$ 25,370	$ 20,597